Pension Plans, Retirement Benefits and Savings Plans (details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Pension Plans [Member]
Defined benefit plan disclosure
Service cost	$ 28	$ 30	$ 55	$ 59
Interest cost on benefit obligation	37	33	75	66
Expected return on plan assets	(55)	(52)	(109)	(104)
Amortization of unrecognized net actuarial (gain) loss	16	26	32	53
Net periodic benefit cost	26	37	53	74
Postretirement Benefit Plans [Member]
Defined benefit plan disclosure
Interest cost on benefit obligation	3	2	5	4
Net periodic benefit cost, amortization of unrecognized prior service benefit		(1)	(1)	(1)
Amortization of unrecognized net actuarial (gain) loss	(1)		(1)
Net periodic benefit cost	$ 2	$ 1	$ 3	$ 3